[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report

April 30, 2002

Merrill Lynch
Large Cap
Value Fund

Of Merrill Lynch Large Cap Series Funds, Inc.

www.mlim.ml.com

                       MERRILL LYNCH LARGE CAP VALUE FUND

Officers and Directors/Trustees

Terry K. Glenn, President and Director/Trustee
James H. Bodurtha, Director/Trustee
Joe Grills, Director/Trustee
Herbert I. London, Director/Trustee
Andre F. Perold, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Robert S. Salomon, Jr., Director/Trustee
Melvin R. Seiden, Director/Trustee
Stephen B. Swensrud, Director/Trustee
Robert C. Doll, Jr., Senior Vice President and
  Portfolio Manager
Linda J. Gardner, Vice President
Philip E. Laverson, Vice President
Donald C. Burke, Vice President and Treasurer
Susan B. Baker, Secretary

Joseph L. May, Director/Trustee of Merrill Lynch Large Cap Value Fund, has recently retired. The Fund's Board of Directors/Trustees wishes Mr. May well in his retirement.

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                              Merrill Lynch Large Cap Value Fund, April 30, 2002

DEAR SHAREHOLDER

Investment Strategy

Merrill Lynch Large Cap Value Fund invests primarily in a diversified portfolio of equity securities of large cap companies that Fund management selects from among the securities found in the Russell 1000(R) Index. Our investment process attempts to add value through both security selection and portfolio construction. Security selection involves the use of quantitative selection criteria including earnings momentum, earnings surprise and valuation. These criteria are input into a proprietary quantitative model and are subject to selective fundamental overrides. Portfolio construction consists of an optimization process with risk management controlling style, capitalization, sector and individual security selection.

Fund Performance

For the six months ended April 30, 2002, the Fund's Class A, Class B, Class C and Class D Shares had total returns of +15.37%, +14.79%, +14.79% and +15.16%, respectively. (Fund results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 5 and 6 of this report to shareholders.) The Fund's returns compare favorably to the +8.87% total return of the unmanaged benchmark Russell 1000(R) Value Index. While absolute performance in the markets was difficult during the six-month period ended April 30, 2002, we used the period to gain relative performance against our benchmark and competitive peer groups. Significant positive contributors to the Fund's performance included stock selection in consumer discretionary, health care and financials, and our underweighted positions in telecommunications services. The largest negative contributors to performance were our overweighted position and stock selection in information technology. The largest single positive contributors to performance during the period were D.R. Horton, Inc., AutoNation, Inc., Trigon Healthcare, Inc. and GreenPoint Financial Corp. We also benefited relative to the benchmark from our underweighted positions in Verizon Communications and SBC Communications Inc. and by not holding a position in WorldCom, Inc. The largest detractors during the period included General Motors Corporation (which the Fund did not own), Mylan Laboratories, Inc., Service Corporation International and Xerox Corporation.

Investment Environment

In the context of the markets, we are rapidly transitioning from a favorable liquidity environment with poor earnings to one with neutral liquidity and improving earnings. The first quarter of 2002 equity market correction, which digested some of the strong gains of the last quarter of 2001, was exacerbated by increased risk aversion by investors and lenders as a result of the collapse of Enron Corporation and other earnings questions. Of late, these concerns have receded with the focus on an improving economy, causing renewed strength in equity prices and weakness in Government bonds. We believe the economy is on a recovery path that seems unlikely to falter. In addition, the US economy in recent years has surprised on the upside. The mildness of the downturn in the wake of the technology bubble breaking and the terrorist attacks on September 11, 2001 is evidence of that fact. We believe that inflation should remain in check given excess capacity in the goods market, and that equity prices will drift higher as earnings improve, but the magnitude of the rise will be limited because of high valuation levels.

In recent months, we used weakness in cyclical shares, including technology, to add to positions in anticipation of improvement in the economic cycle. Relative to the benchmark Index, we increased our positions in information technology, consumer discretionary and industrials, and reduced our positions in health care, energy and financials. Our largest buys included FDX Corporation, Cendant Corporation, Computer Sciences Corporation and ConAgra Foods. Our largest sales included Johnson & Johnson, Lockheed Martin Corporation, SunTrust Banks, Inc. and SouthTrust Corporation. We remain overweighted in the strongest and largest segment of our economy, the consumer area, with significant positions in both the consumer discretionary and consumer staples sectors. We are below benchmark weights in financial, telecommunication services and energy stocks. We believe that small-, mid- and large-capitalization stocks are more attractive than mega cap companies, and the Portfolio reflects this position.

In Conclusion

We thank you for your investment in Merrill Lynch Large Cap Value Fund, and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director/Trustee


/s/ Robert C. Doll, Jr.

Robert C. Doll, Jr.
Senior Vice President and
Portfolio Manager


May 29, 2002


                                     2 & 3

                              Merrill Lynch Large Cap Value Fund, April 30, 2002

PROXY RESULTS

During the six-month period ended April 30, 2002, Merrill Lynch Large Cap Value Fund's shareholders voted on the following proposal. The proposal was approved at a shareholders' meeting on April 15, 2002. A description of the proposal and number of shares voted are as follows:

---------------------------------------------------------------------------------------------------------------------
                                                                                  Shares Voted        Shares Withheld
                                                                                      For               From Voting
---------------------------------------------------------------------------------------------------------------------
1. To elect the Fund's Board of Directors/Trustees:    Terry K. Glenn              27,347,099             953,044
                                                       James H. Bodurtha           27,343,389             956,754
                                                       Joe Grills                  27,345,784             954,359
                                                       Herbert I. London           27,345,665             954,478
                                                       Andre F. Perold             27,347,859             952,284
                                                       Roberta Cooper Ramo         27,335,795             964,348
                                                       Robert S. Salomon, Jr.      27,345,771             954,372
                                                       Melvin R. Seiden            27,338,070             962,073
                                                       Stephen B. Swensrud         27,341,262             958,881
---------------------------------------------------------------------------------------------------------------------

During the six-month period ended April 30, 2002, Master Large Cap Series Trust's shareholders voted on the following proposal. The proposal was approved at a shareholders' meeting on April 15, 2002. A description of the proposal and number of shares voted are as follows:

---------------------------------------------------------------------------------------------------------------------
                                                                                  Shares Voted        Shares Withheld
                                                                                       For              From Voting
---------------------------------------------------------------------------------------------------------------------
1. To elect the Master Trust's Trustees:               Terry K. Glenn              98,464,184            2,677,772
                                                       James H. Bodurtha           98,464,184            2,677,772
                                                       Joe Grills                  98,464,184            2,677,772
                                                       Herbert I. London           98,464,184            2,677,772
                                                       Andre F. Perold             98,464,184            2,677,772
                                                       Roberta Cooper Ramo         98,464,184            2,677,772
                                                       Robert S. Salomon, Jr.      98,464,184            2,677,772
                                                       Melvin R. Seiden            98,464,184            2,677,772
                                                       Stephen B. Swensrud         98,464,184            2,677,772
---------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator voluntarily waived a portion of its administration fee. Without such waiver, the Fund's performance would have been lower.


                                     4 & 5

                              Merrill Lynch Large Cap Value Fund, April 30, 2002

PERFORMANCE DATA (concluded)

Recent Performance Results*

                                               6-Month       12-Month     Since Inception
As of April 30, 2002                        Total Return   Total Return    Total Return
=========================================================================================
ML Large Cap Value Fund Class A Shares         +15.37%        +4.94%          +23.26%
-----------------------------------------------------------------------------------------
ML Large Cap Value Fund Class B Shares         +14.79         +3.89           +20.31
-----------------------------------------------------------------------------------------
ML Large Cap Value Fund Class C Shares         +14.79         +3.89           +20.31
-----------------------------------------------------------------------------------------
ML Large Cap Value Fund Class D Shares         +15.16         +4.62           +22.42
=========================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Performance results are for a limited asset pool. The Fund's inception date is 12/22/99.

Average Annual Total Return

                                             % Return Without     % Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 3/31/02                            +12.65%             +6.73%
--------------------------------------------------------------------------------
Inception (12/22/99) through 3/31/02              + 9.57              +7.00
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                      % Return        % Return
                                                    Without CDSC     With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 3/31/02                                 +11.60%         +7.60%
--------------------------------------------------------------------------------
Inception (12/22/99) through 3/31/02                   + 8.48          +7.28
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                      % Return        % Return
                                                    Without CDSC     With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 3/31/02                                 +11.50%        +10.50%
--------------------------------------------------------------------------------
Inception (12/22/99) through 3/31/02                   + 8.44         + 8.44
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                               % Return Without   % Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 3/31/02                             +12.42%            +6.52%
--------------------------------------------------------------------------------
Inception (12/22/99) through 3/31/02               + 9.28             +6.71
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
LARGE CAP
VALUE FUND    As of April 30, 2002
====================================================================================================================================
Assets:       Investment in Master Large Cap Value Portfolio, at value (identified cost--$370,874,640).                $419,585,451
              Prepaid registration fees................................................................                      87,580
                                                                                                                       ------------
              Total assets.............................................................................                 419,673,031
                                                                                                                       ------------
====================================================================================================================================
Liabilities:  Payables:
                Distributor............................................................................  $    287,693
                Administrator..........................................................................        93,658       381,351
                                                                                                         ------------
              Accrued expenses.........................................................................                     131,163
                                                                                                                       ------------
              Total liabilities........................................................................                     512,514
                                                                                                                       ------------
====================================================================================================================================
Net Assets:   Net assets ..............................................................................                $419,160,517
                                                                                                                       ============
====================================================================================================================================
Net Assets    Class A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized............                $    466,569
Consist of:   Class B Shares of Common Stock, $.10 par value, 200,000,000 shares authorized............                   1,720,393
              Class C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized............                     832,377
              Class D Shares of Common Stock, $.10 par value, 100,000,000 shares authorized............                     446,376
              Paid-in capital in excess of par.........................................................                 386,705,258
              Accumulated investment loss--net.........................................................                    (344,133)
              Accumulated realized capital losses on investments from the Portfolio--net...............                 (19,377,134)
              Unrealized appreciation on investments from the Portfolio--net...........................                  48,710,811
                                                                                                                       ------------
              Net assets...............................................................................                $419,160,517
                                                                                                                       ============
====================================================================================================================================
Net Asset     Class A--Based on net assets of $57,414,970 and 4,665,686 shares outstanding.............                $      12.31
Value:                                                                                                                 ============
              Class B--Based on net assets of $206,999,228 and 17,203,928 shares outstanding...........                $      12.03
                                                                                                                       ============
              Class C--Based on net assets of $100,136,666 and 8,323,771 shares outstanding............                $      12.03
                                                                                                                       ============
              Class D--Based on net assets of $54,609,653 and 4,463,758 shares outstanding.............                $      12.23
                                                                                                                       ============
====================================================================================================================================

              See Notes to Financial Statements.


                                     6 & 7

                              Merrill Lynch Large Cap Value Fund, April 30, 2002

STATEMENT OF OPERATIONS

MERRILL LYNCH
LARGE CAP
VALUE FUND        For the Six Months Ended April 30, 2002
==================================================================================================================================
Investment        Net investment income allocated from the Portfolio:
Income from the     Dividends...........................................................................              $ 2,999,478
Portfolio--Net:     Interest............................................................................                    5,263
                    Securities lending--net.............................................................                   39,449
                    Expenses............................................................................               (1,118,712)
                                                                                                                      -----------
                  Net investment income from the Portfolio..............................................                1,925,478
                                                                                                                      -----------
==================================================================================================================================
Expenses:         Account maintenance and distribution fees--Class B....................................   $951,807
                  Administration fees...................................................................    468,642
                  Account maintenance and distribution fees--Class C....................................    442,904
                  Transfer agent fees--Class B..........................................................    118,790
                  Account maintenance fees--Class D.....................................................     58,159
                  Transfer agent fees--Class C..........................................................     56,884
                  Registration fees.....................................................................     54,874
                  Printing and shareholder reports......................................................     33,647
                  Professional fees.....................................................................     28,459
                  Transfer agent fees--Class A..........................................................     26,231
                  Transfer agent fees--Class D..........................................................     24,637
                  Other.................................................................................      4,577
                                                                                                           --------
                  Total expenses........................................................................                2,269,611
                                                                                                                      -----------
                  Investment loss--net..................................................................                 (344,133)
                                                                                                                      -----------
==================================================================================================================================
Realized &        Realized gain on investments from the Portfolio--net..................................                  817,329
Unrealized Gain   Change in unrealized appreciation/depreciation on investments from the Portfolio--net.               50,051,485
on Investments                                                                                                        -----------
From the          Total realized and unrealized gain on investments from the Portfolio--net.............               50,868,814
Portfolio--Net:                                                                                                       -----------
                  Net Increase in Net Assets Resulting from Operations..................................              $50,524,681
                                                                                                                      ===========
==================================================================================================================================

                  See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                         For the Six      For the
MERRILL LYNCH                                                                                           Months Ended    Year Ended
LARGE CAP                                                                                                 April 30,     October 31,
VALUE FUND      Increase (Decrease) in Net Assets:                                                          2002           2001
====================================================================================================================================
Operations:     Investment loss--net..................................................................  $   (344,133)  $   (592,865)
                Realized gain (loss) on investments from the Portfolio--net...........................       817,329    (19,939,159)
                Change in unrealized appreciation/depreciation on investments from the Portfolio--net.    50,051,485     (4,520,228)
                                                                                                        ------------   ------------
                Net increase (decrease) in net assets resulting from operations.......................    50,524,681    (25,052,252)
                                                                                                        ------------   ------------
====================================================================================================================================
Dividends to    Return of capital--net:
Shareholders:     Class A.............................................................................            --        (36,240)
                  Class B.............................................................................            --         (5,209)
                  Class C.............................................................................            --         (2,939)
                  Class D.............................................................................            --        (21,206)
                                                                                                        ------------   ------------
                Net decrease in net assets resulting from dividends to shareholders...................            --        (65,594)
                                                                                                        ------------   ------------
====================================================================================================================================
Capital Share   Net increase in net assets derived from capital share transactions....................    43,291,123    273,952,466
Transactions:                                                                                           ------------   ------------
====================================================================================================================================
Net Assets:     Total increase in net assets..........................................................    93,815,804    248,834,620
                Beginning of period...................................................................   325,344,713     76,510,093
                                                                                                        ------------   ------------
                End of period*........................................................................  $419,160,517   $325,344,713
                                                                                                        ============   ============
====================================================================================================================================
               *Accumulated investment loss--net......................................................  $   (344,133)            --
                                                                                                        ============   ============
====================================================================================================================================

                See Notes to Financial Statements.


                                     8 & 9

                              Merrill Lynch Large Cap Value Fund, April 30, 2002

FINANCIAL HIGHLIGHTS

                                                                                                  Class A
                                                                                -------------------------------------------
                                                                                                             For the Period
                    The following per share data and ratios have been derived    For the Six      For the      December 22,
MERRILL LYNCH       from information provided in the financial statements.      Months Ended    Year Ended      1999+ to
LARGE CAP                                                                         April 30,     October 31,    October 31,
VALUE FUND          Increase (Decrease) in Net Asset Value:                         2002           2001           2000
===========================================================================================================================
Per Share           Net asset value, beginning of period........................   $  10.67      $  11.64       $     10.00
Operating                                                                          --------      --------       -----------
Performance:        Investment income (loss)--net...............................        .01++         .07++              --@@
                    Realized and unrealized gain (loss) on investments from the
                      Portfolio--net............................................       1.63         (1.03)             1.64
                                                                                   --------      --------       -----------
                    Total from investment operations............................       1.64          (.96)             1.64
                                                                                   --------      --------       -----------
                    Less dividends from return of capital--net..................         --          (.01)               --
                                                                                   --------      --------       -----------
                    Net asset value, end of period..............................   $  12.31      $  10.67       $     11.64
                                                                                   ========      ========       ===========
===========================================================================================================================
Total Investment    Based on net asset value per share..........................     15.37%@       (8.21%)           16.40%@
Return:**                                                                          ========      ========       ===========
===========================================================================================================================
Ratios to Average   Expenses, net of reimbursement+++...........................      1.02%*        1.04%             1.32%*
Net Assets:                                                                        ========      ========       ===========
                    Expenses+++.................................................      1.02%*        1.04%             5.32%*
                                                                                   ========      ========       ===========
                    Investment income (loss)--net...............................       .60%*         .60%             (.07%)*
                                                                                   ========      ========       ===========
===========================================================================================================================
Supplemental        Net assets, end of period (in thousands)....................   $ 57,415      $ 42,641       $    16,211
Data:                                                                              ========      ========       ===========
===========================================================================================================================

                                                                                                  Class B
                                                                                --------------------------------------------
                                                                                                             For the Period
                    The following per share data and ratios have been derived    For the Six      For the     December 22,
                    from information provided in the financial statements.      Months Ended     Year Ended     1999+ to
                                                                                  April 30,      October 31,   October 31,
                    Increase (Decrease) in Net Asset Value:                         2002            2001          2000
=========================================================================================================================
Per Share           Net asset value, beginning of period........................   $  10.48      $    11.54     $     10.00
Operating                                                                          --------      ----------     -----------
Performance:        Investment loss--net........................................       (.02)++         (.04)++         (.01)
                    Realized and unrealized gain (loss) on investments from the
                      Portfolio--net............................................       1.57           (1.02)           1.55
                                                                                   --------      ----------     -----------
                    Total from investment operations............................       1.55           (1.06)           1.54
                                                                                   --------      ----------     -----------
                    Less dividends from return of capital--net..................         --              --@@            --
                                                                                   --------      ----------     -----------
                    Net asset value, end of period..............................   $  12.03      $    10.48     $     11.54
                                                                                   ========      ==========     ===========
===========================================================================================================================
Total Investment    Based on net asset value per share..........................     14.79%@         (9.18%)         15.40%@
Return:**                                                                          ========      ==========     ===========
===========================================================================================================================
Ratios to Average   Expenses, net of reimbursement+++...........................      2.04%*          2.07%           2.55%*
Net Assets:                                                                        ========      ==========     ===========
                    Expenses+++.................................................      2.04%*          2.07%           3.91%*
                                                                                   ========      ==========     ===========
                    Investment loss--net........................................      (.41%)*         (.44%)         (1.05%)*
                                                                                   ========      ==========     ===========
===========================================================================================================================
Supplemental        Net assets, end of period (in thousands)....................   $206,999      $  167,613     $    36,037
Data:                                                                              ========      ==========     ===========
===========================================================================================================================

                                                                                                  Class C
                                                                                -------------------------------------------
                                                                                                             For the Period
                    The following per share data and ratios have been derived    For the Six     For the      December 22,
                    from information provided in the financial statements.      Months Ended    Year Ended      1999+ to
                                                                                  April 30,     October 31,    October 31,
                    Increase (Decrease) in Net Asset Value:                         2002           2001           2000
===========================================================================================================================
Per Share           Net asset value, beginning of period........................   $  10.48      $  11.54      $      10.00
Operating                                                                          --------      --------      ------------
Performance:        Investment loss--net........................................       (.02)++       (.04)++           (.01)
                    Realized and unrealized gain (loss) on investments from the
                      Portfolio--net............................................       1.57         (1.02)             1.55
                                                                                   --------      --------      ------------
                    Total from investment operations............................       1.55         (1.06)             1.54
                                                                                   --------      --------      ------------
                    Less dividends from return of capital--net..................         --            --@@              --
                                                                                   --------      --------      ------------
                    Net asset value, end of period..............................   $  12.03      $  10.48      $      11.54
                                                                                   ========      ========      ============
===========================================================================================================================
Total Investment    Based on net asset value per share..........................     14.79%@       (9.18%)           15.40%@
Return:**                                                                          ========      ========      ============
===========================================================================================================================
Ratios to Average   Expenses, net of reimbursement+++...........................      2.04%*        2.07%             2.54%*
Net Assets:                                                                        ========      ========      ============
                    Expenses+++.................................................      2.04%*        2.07%             4.05%*
                                                                                   ========      ========      ============
                    Investment loss--net........................................      (.42%)*       (.45%)           (1.04%)*
                                                                                   ========      ========      ============
===========================================================================================================================
Supplemental        Net assets, end of period (in thousands)....................   $100,137      $ 77,901      $     15,885
Data:                                                                              ========      ========      ============
===========================================================================================================================

                  * Annualized.
                 ** Total investment returns exclude the effects of sales
                    charges.
                  + Commencement of operations.
                 ++ Based on average shares outstanding.
                +++ Includes the Fund's share of the Portfolio's allocated expenses.
                  @ Aggregate total investment return.
                 @@ Amount is less than $.01 per share.

                    See Notes to Financial Statements.


                                    10 & 11

                              Merrill Lynch Large Cap Value Fund, April 30, 2002

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                  Class D
                                                                                ------------------------------------------
                                                                                                            For the Period
                    The following per share data and ratios have been derived    For the Six     For the     December 22,
MERRILL LYNCH       from information provided in the financial statements.      Months Ended    Year Ended     1999+ to
LARGE CAP                                                                         April 30,     October 31,   October 31,
VALUE FUND          Increase (Decrease) in Net Asset Value:                         2002           2001          2000
==========================================================================================================================
Per Share           Net asset value, beginning of period........................   $  10.62     $  11.61      $      10.00
Operating                                                                          --------     --------      ------------
Performance:        Investment income (loss)--net...............................        .01++        .04++              --@@
                    Realized and unrealized gain (loss) on investments from the
                      Portfolio--net............................................       1.60        (1.02)             1.61
                                                                                   --------     --------      ------------
                    Total from investment operations............................       1.61         (.98)             1.61
                                                                                   --------     --------      ------------
                    Less dividends from return of capital--net..................         --         (.01)               --
                                                                                   --------     --------      ------------
                    Net asset value, end of period..............................   $  12.23     $  10.62      $      11.61
                                                                                   ========     ========      ============
==========================================================================================================================
Total Investment    Based on net asset value per share..........................     15.16%@      (8.43%)           16.10%@
Return:**                                                                          ========     ========      ============
==========================================================================================================================
Ratios to Average   Expenses, net of reimbursement+++...........................      1.27%*       1.29%             1.74%*
Net Assets:                                                                        ========     ========      ============
                    Expenses+++.................................................      1.27%*       1.29%             3.78%*
                                                                                   ========     ========      ============
                    Investment income (loss)--net...............................       .34%*        .32%             (.25%)*
                                                                                   ========     ========      ============
==========================================================================================================================
Supplemental        Net assets, end of period (in thousands)....................   $ 54,610     $ 37,190      $      8,377
Data:                                                                              ========     ========      ============
==========================================================================================================================

                  * Annualized.
                 ** Total investment returns exclude the effects of sales
                    charges.
                  + Commencement of operations.
                 ++ Based on average shares outstanding.
                +++ Includes the Fund's share of the Portfolio's allocated expenses.
                  @ Aggregate total investment return.
                 @@ Amount is less than $.01 per share.

                    See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH LARGE CAP VALUE FUND

1. Significant Accounting Policies:

Merrill Lynch Large Cap Value Fund of Merrill Lynch Large Cap Series Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Large Cap Value Portfolio (the "Portfolio"), which is a portfolio of Master Large Cap Series Trust that has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at April 30, 2002 was 99.1%. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in
Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. All of the net investment income dividends paid by the Fund for the year ended October 31, 2001 are characterized as a return of capital.

(f) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Incorporated


                                    12 & 13

                              Merrill Lynch Large Cap Value Fund, April 30, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH LARGE CAP VALUE FUND

("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

-------------------------------------------------------------------------------
                                             Account               Distribution
                                         Maintenance Fee                Fee
-------------------------------------------------------------------------------
Class B...............................        .25%                     .75%
Class C ..............................        .25%                     .75%
Class D...............................        .25%                      --
-------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended April 30, 2002, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class D Shares as follows:

--------------------------------------------------------------------------------
                                                        FAMD              MLPF&S
--------------------------------------------------------------------------------
Class D.........................................       $3,952            $61,311
--------------------------------------------------------------------------------

For the six months ended April 30, 2002, MLPF&S received contingent deferred sales charges of $225,915 and $12,011 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2002 were $45,225,523 and $4,118,176, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $43,291,123 and $273,952,466 for the six months ended April 30, 2002 and for the year ended October 31, 2001, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                    Dollar
Ended April 30, 2002                             Shares              Amount
-------------------------------------------------------------------------------
Shares sold.............................       1,355,501          $ 16,057,543
Shares redeemed.........................        (687,812)           (8,125,263)
                                              ----------          ------------
Net increase............................         667,689          $  7,932,280
                                              ==========          ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Year                                          Dollar
Ended October 31, 2001                           Shares              Amount
-------------------------------------------------------------------------------
Shares sold.............................       3,716,478          $ 42,078,178
Shares issued to shareholders in
reinvestment of dividends...............           2,924                32,370
                                              ----------          ------------
Total issued............................       3,719,402            42,110,548
Shares redeemed.........................      (1,114,372)          (12,366,162)
                                              ----------          ------------
Net increase............................       2,605,030          $ 29,744,386
                                              ==========          ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                    Dollar
Ended April 30, 2002                             Shares              Amount
-------------------------------------------------------------------------------
Shares sold.............................       2,802,568          $ 32,137,801
Shares redeemed.........................      (1,590,686)          (18,329,861)
                                              ----------          ------------
Net increase............................       1,211,882          $ 13,807,940
                                              ==========          ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Year                                          Dollar
Ended October 31, 2001                           Shares              Amount
-------------------------------------------------------------------------------
Shares sold.............................      14,899,603          $166,743,956
Shares issued to shareholders in
reinvestment of dividends...............             430                 4,717
                                              ----------          ------------
Total issued............................      14,900,033           166,748,673
Shares redeemed.........................      (2,031,084)          (22,326,025)
                                              ----------          ------------
Net increase............................      12,868,949          $144,422,648
                                              ==========          ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Six Months                                    Dollar
Ended April 30, 2002                             Shares              Amount
-------------------------------------------------------------------------------
Shares sold.............................       1,826,903          $ 21,124,878
Shares redeemed.........................        (936,666)          (10,724,202)
                                              ----------          ------------
Net increase............................         890,237          $ 10,400,676
                                              ==========          ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Year                                          Dollar
Ended October 31, 2001                           Shares              Amount
-------------------------------------------------------------------------------
Shares sold.............................       7,101,791          $ 79,534,152
Shares issued to shareholders in
reinvestment of dividends...............             246                 2,703
                                              ----------          ------------
Total issued............................       7,102,037            79,536,855
Shares redeemed.........................      (1,045,336)          (11,530,008)
                                              ----------          ------------
Net increase............................       6,056,701          $ 68,006,847
                                              ==========          ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Six Months                                    Dollar
Ended April 30, 2002                             Shares              Amount
-------------------------------------------------------------------------------
Shares sold.............................       1,420,726          $ 16,527,759
Shares redeemed.........................        (460,049)           (5,377,532)
                                              ----------          ------------
Net increase............................         960,677          $ 11,150,227
                                              ==========          ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                          Dollar
Ended October 31, 2001                           Shares              Amount
-------------------------------------------------------------------------------
Shares sold.............................       3,855,876          $ 43,476,133
Shares issued to shareholders in
reinvestment of dividends...............           1,803                19,906
                                              ----------          ------------
Total issued............................       3,857,679            43,496,039
Shares redeemed.........................      (1,076,023)          (11,717,454)
                                              ----------          ------------
Net increase............................       2,781,656          $ 31,778,585
                                              ==========          ============
-------------------------------------------------------------------------------

5. Capital Loss Carryforward:

At October 31, 2001, the Fund had a net capital loss carryforward of approximately $18,132,000, of which $119,000 expires in 2008 and $18,013,000 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.


                                    14 & 15

                              Merrill Lynch Large Cap Value Fund, April 30, 2002

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                     Master Large Cap Value Portfolio
                     ===============================================================================================================
                                                  Shares                                                                  Percent of
SECTOR               Industry                      Held                       Investments                        Value    Net Assets
====================================================================================================================================
Consumer             Hotels, Restaurants &        23,000  +Harrah's Entertainment, Inc.                      $  1,130,680     0.3%
Discretionary        Leisure                      58,000  +International Game Technology                        3,651,100     0.9
                                                  77,000  +Tricon Global Restaurants, Inc.                      4,855,620     1.1
                     ---------------------------------------------------------------------------------------------------------------
                     Household Durables          151,500   D.R. Horton, Inc.                                    3,908,700     0.9
                                                  91,000   Fortune Brands, Inc.                                 4,755,660     1.1
                                                  78,000   Lennar Corporation                                   4,332,120     1.0
                                                  65,000  +Mohawk Industries, Inc.                              4,181,450     1.0
                                                  55,000   Pulte Corporation                                    2,926,000     0.7
                                                  60,000   Whirlpool Corporation                                4,497,000     1.1
                     ---------------------------------------------------------------------------------------------------------------
                     Leisure Equipment &         207,000   Mattel, Inc.                                         4,272,480     1.0
                     Products
                     ---------------------------------------------------------------------------------------------------------------
                     Multiline Retail            180,000   J.C. Penney Company, Inc.                            3,913,200     0.9
                                                 131,000   The May Department Stores Company                    4,543,080     1.1
                                                 110,000   Ross Stores, Inc.                                    4,467,100     1.1
                                                 105,000   Sears, Roebuck & Co.                                 5,538,750     1.3
                                                 121,000   Target Corporation                                   5,281,650     1.3
                     ---------------------------------------------------------------------------------------------------------------
                     Specialty Retail            316,000  +AutoNation, Inc.                                     5,056,000     1.2
                                                  57,000  +AutoZone, Inc.                                       4,332,000     1.0
                                                 170,000  +Borders Group, Inc.                                  3,962,700     0.9
                                                 233,000  +Office Depot, Inc.                                   4,459,620     1.0
                                                 135,000  +Staples, Inc.                                        2,695,950     0.6
                     ---------------------------------------------------------------------------------------------------------------
                     Textiles, Apparel & Luxury  137,000   Liz Claiborne, Inc.                                  4,286,730     1.0
                     Goods                        69,000   Nike, Inc. (Class B)                                 3,679,770     0.9
                                                 138,000  +Reebok International Ltd.                            3,815,700     0.9
                     ---------------------------------------------------------------------------------------------------------------
                                                           Total Consumer Discretionary (Cost--$78,309,593)    94,543,060    22.3
====================================================================================================================================
Consumer Staples     Beverages                    66,000   Adolph Coors Company (Class B)                       4,412,100     1.0
                                                  39,000   Coca-Cola Enterprises Inc.                             765,180     0.2
                                                  52,000  +Constellation Brands, Inc. (Class A)                 3,140,800     0.7
                     ---------------------------------------------------------------------------------------------------------------
                     Food & Drug Retailing       152,000   SUPERVALU Inc.                                       4,560,000     1.1
                     ---------------------------------------------------------------------------------------------------------------
                     Food Products               366,000   Archer-Daniels-Midland Company                       4,856,820     1.2
                                                 214,000   ConAgra, Inc.                                        5,243,000     1.2
                                                  46,000   Kellogg Company                                      1,652,320     0.4
                                                 170,000  +Smithfield Foods, Inc.                               3,587,000     0.9
                                                 340,000   Tyson Foods, Inc. (Class A)                          4,766,800     1.1
                     ---------------------------------------------------------------------------------------------------------------
                     Household Products          130,000   The Procter & Gamble Company                        11,733,800     2.8
                     ---------------------------------------------------------------------------------------------------------------
                     Tobacco                     176,000   Philip Morris Companies Inc.                         9,579,680     2.3
                                                  70,000   R.J. Reynolds Tobacco Holdings, Inc.                 4,844,000     1.1
                                                 111,000   UST Inc.                                             4,417,800     1.0
                     ---------------------------------------------------------------------------------------------------------------
                                                           Total Consumer Staples (Cost--$53,429,381)          63,559,300    15.0
====================================================================================================================================
Energy               Oil & Gas                    33,000   Ashland Inc.                                         1,347,390     0.3
                                                 337,000   Exxon Mobil Corporation                             13,537,290     3.2
                     ---------------------------------------------------------------------------------------------------------------
                                                           Total Energy (Cost--$15,471,008)                    14,884,680     3.5
====================================================================================================================================
Financials           Banks                        41,000   AmSouth Bancorporation                                 931,110     0.2
                                                 130,000   Astoria Financial Corporation                        4,171,700     1.0
                                                 182,000   Bank of America Corporation                         13,191,360     3.1
                                                  69,000   City National Corporation                            3,812,250     0.9
                                                  51,000   Comerica Incorporated                                3,205,350     0.8
                                                  73,000   Golden West Financial Corporation                    4,992,470     1.2
                                                 101,000   GreenPoint Financial Corp.                           4,994,450     1.2
                                                 224,000   Hibernia Corporation (Class A)                       4,468,800     1.0
                                                 186,000   National City Corporation                            5,803,200     1.4
                                                 123,000   North Fork Bancorporation                            4,750,260     1.1
                                                 221,000   Wachovia Corporation                                 8,406,840     2.0
                                                 192,000   Washington Mutual, Inc.                              7,244,160     1.7
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Financials       77,000   Allied Capital Corporation                           2,009,700     0.5
                                                 186,000   Citigroup Inc.                                       8,053,800     1.9
                                                 323,000  +E* TRADE Group, Inc.                                 2,435,420     0.6
                                                  67,000   Morgan Stanley Dean Witter & Co.                     3,197,240     0.7
                     ---------------------------------------------------------------------------------------------------------------
                     Insurance                   115,000   Old Republic International Corporation               3,821,450     0.9
                                                  30,000   The PMI Group, Inc.                                  2,433,600     0.6
                                                  88,000   The Progressive Corporation                          5,060,000     1.2
                     ---------------------------------------------------------------------------------------------------------------
                                                           Total Financials (Cost--$85,287,728)                92,983,160    22.0
====================================================================================================================================
Health Care          Health Care Equipment &      23,000   Beckman Coulter Inc.                                 1,098,710     0.3
                     Supplies                    194,000  +Boston Scientific Corporation                        4,834,480     1.1
                     ---------------------------------------------------------------------------------------------------------------
                     Health Care Providers &      54,000   CIGNA Corporation                                    5,886,000     1.4
                     Services                    171,000  +DaVita, Inc.                                         4,432,320     1.0
                                                  87,000  +Henry Schein, Inc.                                   4,140,330     1.0
                                                 277,000  +Humana Inc.                                          4,528,950     1.1
                                                  46,000  +Quest Diagnostics Incorporated                       4,228,780     1.0


                                    16 & 17

                              Merrill Lynch Large Cap Value Fund, April 30, 2002

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                     Master Large Cap Value Portfolio (concluded)
                     ===============================================================================================================
                                                  Shares                                                                  Percent of
SECTOR               Industry                      Held                       Investments                        Value    Net Assets
====================================================================================================================================
Health Care          Health Care Providers &   1,071,000  +Service Corporation International                 $  4,187,610       1.0%
(concluded)          Services                     81,000  +Tenet Healthcare Corporation                         5,942,970       1.4
                     (concluded)                  45,000  +Trigon Healthcare, Inc.                              4,529,700       1.1
                                                  55,000   UnitedHealth Group Incorporated                      4,829,550       1.1
                                                  69,000  +Wellpoint Health Networks Inc.                       5,180,520       1.2
                     ---------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals              61,000   Mylan Laboratories, Inc.                             1,615,280       0.4
                     ---------------------------------------------------------------------------------------------------------------
                                                           Total Health Care (Cost--$43,049,911)               55,435,200      13.1
====================================================================================================================================
Industrials          Aerospace & Defense         141,000   Raytheon Company                                     5,964,300       1.4
                     ---------------------------------------------------------------------------------------------------------------
                     Air Freight & Logistics      77,000  +FedEx Corp.                                          3,978,590       0.9
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Services &       271,000  +Cendant Corporation                                  4,875,290       1.1
                     Supplies                    103,000   Deluxe Corporation                                   4,519,640       1.1
                                                  46,000   First Data Corporation                               3,656,540       0.9
                                                 115,000   H & R Block, Inc.                                    4,613,800       1.1
                                                 117,000   Pitney Bowes Inc.                                    4,925,700       1.2
                     ---------------------------------------------------------------------------------------------------------------
                     Machinery                    24,000   Pentair, Inc.                                        1,165,440       0.3
                     ---------------------------------------------------------------------------------------------------------------
                     Road & Rail                 118,000   CSX Corporation                                      4,268,060       1.0
                                                 229,000   Norfolk Southern Corporation                         4,907,470       1.1
                                                  97,000   Union Pacific Corporation                            5,509,600       1.3
                     ---------------------------------------------------------------------------------------------------------------
                     Trading Companies &          74,000   Genuine Parts Company                                2,553,740       0.6
                     Distributors
                     ---------------------------------------------------------------------------------------------------------------
                                                           Total Industrials (Cost--$46,509,796)               50,938,170      12.0
====================================================================================================================================
Information          Communications Equipment    174,000  +Advanced Fibre Communications, Inc.                  3,086,760       0.7
Technology                                        29,000   Harris Corporation                                   1,050,090       0.3
                     ---------------------------------------------------------------------------------------------------------------
                     Computers & Peripherals     200,000  +Apple Computer, Inc.                                 4,854,000       1.2
                                                 214,000  +Storage Technology Corporation                       4,404,120       1.0
                     ---------------------------------------------------------------------------------------------------------------
                     Electronic Equipment &       83,000   Diebold, Incorporated                                3,139,060       0.8
                     Instruments                  91,000  +Tech Data Corporation                                4,307,940       1.0
                     ---------------------------------------------------------------------------------------------------------------
                     IT Consulting & Services    107,000  +Computer Sciences Corporation                        4,798,950       1.1
                                                  70,000   Electronic Data Systems Corporation                  3,798,200       0.9
                                                  98,000  +Unisys Corporation                                   1,323,000       0.3
                     ---------------------------------------------------------------------------------------------------------------
                     Office Electronics          544,000   Xerox Corporation                                    4,814,400       1.1
                     ---------------------------------------------------------------------------------------------------------------
                     Software                    222,000   Autodesk, Inc.                                       4,082,580       1.0
                     ---------------------------------------------------------------------------------------------------------------
                                                           Total Information Technology (Cost--$41,830,521)    39,659,100       9.4
====================================================================================================================================
Materials            Containers & Packaging       25,000   Bemis Company, Inc.                                  1,330,750       0.3
                     ---------------------------------------------------------------------------------------------------------------
                                                           Total Materials (Cost--$1,339,075)                   1,330,750       0.3
====================================================================================================================================
Telecommunications   Diversified                  12,000   Verizon Communications                                 481,320       0.1
Services             Telecommunication
                     Services
                     ---------------------------------------------------------------------------------------------------------------
                                                           Total Telecommunications Services (Cost--$510,724)     481,320       0.1
====================================================================================================================================
Utilities            Electric Utilities          272,000  +Edison International                                 4,936,800       1.2
                                                 110,000   Entergy Corporation                                  5,104,000       1.2
                     ---------------------------------------------------------------------------------------------------------------
                                                           Total Utilities (Cost--$8,991,841)                  10,040,800       2.4
====================================================================================================================================
                                                           Total Investments (Cost--$374,729,578)             423,855,540     100.1
====================================================================================================================================
                                                   Face
                                                  Amount                 Short-Term Securities
====================================================================================================================================
                     Commercial Paper*          $955,000   General Motors Acceptance Corp., 1.98% due
                                                           5/01/2002                                              955,000       0.3
                     ---------------------------------------------------------------------------------------------------------------
                                                           Total Short-Term Securities (Cost--$955,000)           955,000       0.3
====================================================================================================================================
                     Total Investments (Cost--$375,684,578)                                                   424,810,540     100.4
                     Liabilities in Excess of Other Assets                                                     (1,546,537)     (0.4)
                                                                                                             ------------    ------
                     Net Assets                                                                              $423,264,003    100.0%
                                                                                                             ============    ======
====================================================================================================================================

                   * Commercial Paper is traded on a discount basis; the
                     interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.
                   + Non-income producing security.

                     See Notes to Financial Statements.


                                    18 & 19

                              Merrill Lynch Large Cap Value Fund, April 30, 2002

STATEMENT OF ASSETS AND LIABILITIES

MASTER LARGE CAP
VALUE PORTFOLIO         As of April 30, 2002
==============================================================================================================================
Assets:                 Investments, at value (including securities loaned of $68,782,034)
                          (identified cost--$375,684,578) ......................................                  $424,810,540
                        Investments held as collateral for loaned securities, at value .........                    70,534,000
                        Cash ...................................................................                        87,920
                        Receivables:
                          Securities sold ......................................................   $ 20,612,839
                          Contributions ........................................................        797,625
                          Dividends ............................................................        299,175
                          Loaned securities ....................................................          7,550     21,717,189
                                                                                                   ------------
                        Prepaid expenses and other assets ......................................                        41,405
                                                                                                                  ------------
                        Total assets ...........................................................                   517,191,054
                                                                                                                  ------------
==============================================================================================================================
Liabilities:            Collateral on securities loaned, at value ..............................                    70,534,000
                        Payables:
                          Securities purchased .................................................     22,253,073
                          Withdrawals ..........................................................        896,488
                          Investment adviser ...................................................        189,083     23,338,644
                                                                                                   ------------
                        Accrued expenses and other liabilities .................................                        54,407
                                                                                                                  ------------
                        Total liabilities ......................................................                    93,927,051
                                                                                                                  ------------
==============================================================================================================================
Net Assets:              Net assets ............................................................                  $423,264,003
                                                                                                                  ============
==============================================================================================================================
Net Assets              Investors' capital .....................................................                  $374,138,041
Consist of:             Unrealized depreciation on investments--net ............................                    49,125,962
                                                                                                                  ------------
                        Net assets .............................................................                  $423,264,003
                                                                                                                  ============
==============================================================================================================================

                        See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MASTER LARGE CAP
VALUE PORTFOLIO         For the Six Months Ended April 30, 2002
==============================================================================================================================
Investment              Dividends ..............................................................                  $  3,024,568
Income:                 Interest and discount earned ...........................................                         5,309
                        Securities lending--net ................................................                        39,783
                                                                                                                  ------------
                        Total income ...........................................................                     3,069,660
                                                                                                                  ------------
==============================================================================================================================
Expenses:               Investment advisory fees ...............................................   $    945,901
                        Accounting services ....................................................        102,365
                        Professional fees ......................................................         41,204
                        Custodian fees .........................................................         19,918
                        Trustees' fees and expenses ............................................         10,078
                        Printing and shareholder reports .......................................          2,065
                        Pricing fees ...........................................................            554
                        Other ..................................................................          6,157
                                                                                                   ------------

                        Total expenses .........................................................                     1,128,242
                                                                                                                  ------------
                        Investment income--net .................................................                     1,941,418
                                                                                                                  ------------
==============================================================================================================================
Realized &              Realized gain on investments--net ......................................                       826,730
Unrealized Gain         Change in unrealized appreciation/depreciation on investments--net .....                    50,472,727
On Investments--Net:                                                                                              ------------
                        Total realized and unrealized gain on investments--net..................                    51,299,457
                                                                                                                  ------------
                        Net Decrease in Net Assets Resulting from Operations ...................                  $ 53,240,875
                                                                                                                  ============
==============================================================================================================================

                        See Notes to Financial Statements.


                                    20 & 21

                            Merrill Lynch Large Cap Value Fund, April 30, 2002

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    For the Six         For the
                                                                                                   Months Ended       Year Ended
MASTER LARGE CAP                                                                                      April 30,       October 31,
VALUE PORTFOLIO         Increase (Decrease) in Net Assets:                                              2002             2001
=================================================================================================================================
Operations:             Investment income--net .................................................   $   1,941,418    $   2,675,465
                        Realized gain (loss) on investments--net ...............................         826,730      (20,070,558)
                        Change in unrealized appreciation/depreciation on investments--net  ....      50,472,727       (4,593,919)
                                                                                                   -------------    -------------
                        Net increase (decrease) in net assets resulting from operations ........      53,240,875      (21,989,012)
                                                                                                   -------------    -------------
=================================================================================================================================
Net Capital             Proceeds from contributions ............................................      87,652,291      335,579,777
Transactions:           Fair value of withdrawals ..............................................     (45,848,335)     (62,509,934)
                                                                                                   -------------     ------------
                        Net increase in net assets derived from capital transactions ...........      41,803,956      273,069,843
                                                                                                   -------------     ------------
=================================================================================================================================
Net Assets:             Total increase in net assets ...........................................      95,044,831      251,080,831
                        Beginning of period ....................................................     328,219,172       77,138,341
                                                                                                   -------------     ------------
                        End of period ..........................................................   $ 423,264,003     $328,219,172
                                                                                                   =============     ============
=================================================================================================================================

                        See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                                      For the Period
                                                                                         For the         For the       December 22,
                                                                                    Six Months Ended   Year Ended        1999+ to
MASTER LARGE CAP         The following ratios have been derived from information        April 30,      October 31,      October 31,
VALUE PORTFOLIO          provided in the financial statements.                             2002            2001             2000
===================================================================================================================================
Total Investment
Return:                                                                                      15.91%              --              --
                                                                                      =============   =============   =============
===================================================================================================================================
Ratios to Average        Expenses, net of reimbursement ............................           .60%*           .67%           1.24%*
Net Assets:                                                                           =============   =============   =============
                         Expenses ..................................................           .60%*           .67%           1.63%*
                                                                                      =============   =============   =============
                         Investment income--net ....................................          1.03%*           .96%            .17%*
                                                                                      =============   =============   =============
===================================================================================================================================
Supplemental             Net assets, end of period (in thousands) ..................  $     423,264   $     328,219   $      77,138
Data:                                                                                 =============   =============   =============
                         Portfolio turnover ........................................         68.71%         168.54%          81.99%
                                                                                      =============   =============   =============
===================================================================================================================================

                        * Annualized.
                        + Commencement of operations.

                          See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MASTER LARGE CAP VALUE PORTFOLIO

1. Significant Accounting Policies:

Master Large Cap Value Portfolio (the "Portfolio") is part of Master Large Cap Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price to the time of valuation. Portfolio Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect


                                    22 & 23

                              Merrill Lynch Large Cap Value Fund, April 30, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER LARGE CAP VALUE PORTFOLIO

the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass through" entity, the Portfolio pays no income dividends or capital gains distribution. Therefore, no Federal income tax provision is required. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending--The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the US Government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Portfolio receives securities as collateral for the loaned securities, the Portfolio typically receives the income on both the loaned securities and the collateral and, as a result, the Portfolio's yield may increase. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Portfolio may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .75% of the average daily value of the Portfolio's net assets. Effective January 17, 2001, the annual rate was changed to .50%.

For the six months ended April 30, 2002, the Fund reimbursed FAM $12,600 for certain accounting services.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated or its affiliates. Pursuant to that order, the Fund also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by FAM or its affiliates. As of April 30, 2002, cash collateral of $18,723,459 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $51,810,541 was invested in the Merrill Lynch Premier Institutional Fund. For the six months ended April 30, 2002, QA Advisors received $1,086 in securities lending agent fees.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2002 were $306,096,929 and $261,521,935, respectively.

Net realized gains for the six months ended April 30, 2002 and net unrealized gains as of April 30, 2002 were as follows:

--------------------------------------------------------------------------------
                                                    Realized          Unrealized
                                                     Gains              Losses
--------------------------------------------------------------------------------
Long-term investments ................              $826,730         $49,125,962
                                                    --------         -----------
Total ................................              $826,730         $49,125,962
                                                    ========         ===========
--------------------------------------------------------------------------------

As of April 30, 2002, net unrealized appreciation for Federal income tax purposes aggregated $49,125,962, of which $58,986,637 related to appreciated securities and $9,860,675 related to depreciated securities. At April 30, 2002, the aggregate cost of investments for Federal income tax purposes was $375,684,578.

4. Short-Term Borrowings:

The Portfolio along with certain other funds managed by FAM and its affiliates, is party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund investor withdrawals and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Portfolio did not borrow under the facility during the six months ended April 30, 2002.


                                    24 & 25

                              Merrill Lynch Large Cap Value Fund, April 30, 2002

PORTFOLIO INFORMATION

As of April 30, 2002

                                                                     Percent of
Ten Largest Equity Holdings                                          Net Assets
Exxon Mobil Corporation ............................................    3.2%
Bank of America Corporation ........................................    3.1
The Procter & Gamble Company .......................................    2.8
Philip Morris Companies Inc. .......................................    2.3
Wachovia Corporation ...............................................    2.0
Citigroup Inc. .....................................................    1.9
Washington Mutual, Inc. ............................................    1.7
Raytheon Company ...................................................    1.4
Tenet Healthcare Corporation .......................................    1.4
CIGNA Corporation ..................................................    1.4


                                                                     Percent of
Five Largest Industries                                              Net Assets
Banks ..............................................................   15.6%
Health Care Providers & Services ...................................   11.3
Household Durables .................................................    5.8
Multiline Retail ...................................................    5.7
Commercial Services & Supplies .....................................    5.4

[LOGO] Merrill Lynch   Investment Managers
                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Large Cap Value Fund of
Merrill Lynch Large Cap Series Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper            #CAPVAL--4/02